Pension and similar obligations - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	$ (150)	$ (150)	$ (154)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(20)	(18)	(25)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(10)	(9)	(11)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(14)	(14)	(17)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(18)	(21)	(28)
Net finance cost [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(88)	(88)	(73)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(51)	(50)	(66)
Administration costs	(18)	(17)	(17)
Past service cost due to plan amendments, curtailments or settlements	6	6	2
(Losses)/gains due to experience and demographic assumption changes	(1)	(1)	0
Profit from operations	(63)	(61)	(81)
Net finance cost	(88)	(88)	(73)
Total employee benefit expense	$ (150)	$ (150)	$ (154)